Cover Document	Jul. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	EQUITY LIFESTYLE PROPERTIES INC
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11718
Entity Tax Identification Number	36-3857664
Entity Address, Street Address	Two North Riverside Plaza, Suite 800
Entity Address, City	Chicago,
Entity Address, State	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	279-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.01 Par Value
Trading Symbol	ELS
Name of each exchange on which registered	NYSE
Entity Central Index Key	0000895417
Amendment Flag	false